Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

January 10, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
(File Nos. 033-73404 and 811-08236)

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, we certify that:

a.        the form of the Trust’s Prospectus and Statement of Additional Information for the Ultra-Short Fixed Income Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 150 to the Trust’s Registration Statement on Form N-1A; and

b.        The text of Post-Effective Amendment 150 to the Trust’s registration statement was filed with the Commission electronically via EDGAR on January 7, 2019 (Accession No. 0001193125-19-003910) with an effective date of January 8, 2019.

Questions and comments may be directed to the undersigned at (215) 988-1146.

Sincerely yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Jose J. Del Real, Esq.
Kevin P. O’Rourke
Veena K. Jain, Esq.